Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Other payables and accrued liabilities
Note 13 - Other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2016 and 2015 consisted of the following:

		December 31,
	Note	2016	2015

Accrued professional fees		$166	$132
Other loan – secured (Note 7)	(i)	342	-
Advances from unrelated party	(ii)	221	-
Accrued staff costs and staff benefits		28	15
Others		50	22
		$807	$169

(i)
The amount represents a loan of $256 advanced from an unrelated party to the Company, plus accrued interest. The loan is bearing 5% interest per annum and has no fixed term of repayment. The loan is secured by certain intangible assets of the Company (Note 9)

(iii)	The advances from unrelated party are unsecured, interest free and have no fixed terms of repayment.